Research in Motion Limited and Summary of Significant Accounting Policies - Schedule of Rates and Methods of Amortization (Detail)	12 Months Ended
Mar. 02, 2013
Rates and methods of Amortization
Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years
Furniture and fixtures	Declining balance at 20% per annum